Share-Based Compensation (Details) - USD ($)					12 Months Ended
		Mar. 01, 2023	Jan. 13, 2023	Aug. 06, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation [Line Items]
Restricted shares		4,473	25,000
Reverse share split.							440,625
Share-based compensation expenses (in Dollars)					$ 379,487	$ 1,260,339	$ 440,625
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Restricted shares granted	[1]					29,473
Restricted shares vested	[1]				1,563	38,223
Minimum [Member]
Share-Based Compensation [Line Items]
Reverse share split.					1
Maximum [Member]
Share-Based Compensation [Line Items]
Reverse share split.					40
EZGO 2022 Plan [Member] | Board of Directors [Member] | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Restricted shares granted				25,000
Restricted shares vested				13,000
EZGO 2022 Plan [Member] | Board of Directors [Member] | Restricted Shares First Anniversary [Member]
Share-Based Compensation [Line Items]
Restricted shares vested					8,250
EZGO 2022 Plan [Member] | Board of Directors [Member] | Restricted Shares Second Anniversary [Member]
Share-Based Compensation [Line Items]
Restricted shares vested					3,750

[1]	All shares’ data in the note are presented on a retrospective to reflect the 40 to 1 reverse share split.